UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F



            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER


              Report for the Calendar Year or Quarter Ended 3/31/00

If amended report check here: [ ]: Amendment Number:
This Amendment (Check Only One): [ ] Is a Restatement
                                 [ ] Adds New Holdings Entries

Salem Investment Counselors, Inc.
----------------------------------------
Name of Institutional Investment Manager

480 Shepherd Street, Suite 200,  Winston-Salem, NC  27103
---------------------------------------------------------
Business Address

Dale M. Brown, Vice President (336) 768-7230
--------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 27th day of April, 2000.

Salem Investment Counselors, Inc.
------------------------------------------
(Name of Institutional Investment Manager)

By: /s/ Dale M. Brown, Vice President
---------------------------------------
(Signature of Person Duly Authorized to
Submit This Report)


Form 13F file number: 28-03405
                      --------


Report Type (check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no  holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F  COMBINATION  REPORT.  (Check  here  if a  portion of the holdings for
      this  reporting   manager  are  reported  in this report and a portion are
      reported by other reporting manager(s).)

List of other managers reporting for this manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
                                  -----------------------

Form 13F Information Table Entry Total:   149
                                        ---------------------------

Form 13F Information Table Value Total:  $405,729,045
                                        --------------------------

List of Other Reporting Managers: None


                                    FORM 13F
                           Name of Reporting Manager:
                        Salem Investment Counselors, Inc.


                                                                                                                      VOTING
                                                          FAIR                                                       AUTHORITY
                                     TITLE OF             MARKET      SHARES/    SH/ PUT/   INVEST            ----------------------
NAME OF ISSUER                       CLASS     CUSIP      VALUE       PRN AMT    PRN CALL DISCRETN  MANAGERS  SOLE    SHARED    NONE


Abbott Labs                          common    002824100     610,687     17,354  SH           sole             17,354    0       0

Acorn Fund                           common    004851101   1,159,310     62,295  SH           sole             62,295    0       0

Acorn Investment Intl. Fund          common    004851200   1,634,807     41,283  SH           sole             41,283    0       0

Allmerica Financial Corporation      common    019754100     235,467      4,617  SH           sole              4,617    0       0

America OnLine, Inc.                 common    02364J104   3,249,813     48,190  SH           sole             48,190    0       0

American Gen Corp                    common    026351106     214,285      3,818  SH           sole              3,818    0       0

American Home Products               common    026609107   2,349,950     43,720  SH           sole             43,720    0       0

American Int'l Group, Inc.           common    026874107     475,559      4,343  SH           sole              4,343    0       0

AmSouth Bancorporation               common    032165102     396,858     26,567  SH           sole             26,567    0       0

Anadigics Inc.                       common    032515108     216,150      3,275  SH           sole              3,275    0       0

Analysts Int'l Corp                  common    032681108     241,444     24,450  SH           sole             24,450    0       0

Annaly Mortgage Management, Inc.     common    035710409      90,000     10,000  SH           sole             10,000    0       0

Aphton Corp                          common    03759P101     213,600      6,400  SH           sole              6,400    0       0

Asia Tigers Fund, Inc.               common    04516T105     701,948     67,625  SH           sole             67,625    0       0

AT&T Corp Liberty Media Grp Cl A     common    001957208   3,828,800     64,553  SH           sole             64,553    0       0

Automatic Data Processing, Inc.      common    053015103     571,280     11,840  SH           sole             11,840    0       0

Bank of America Corp.                common    060505104  13,135,804    250,504  SH           sole            250,504    0       0

BB&T Corporation                     common    054937107   1,803,829     64,279  SH           sole             64,279    0       0

BMC Software, Inc.                   common    055921100   2,964,228     60,035  SH           sole             60,035    0       0

BellSouth Corp                       common    079860102     237,422      5,065  SH           sole              5,065    0       0

Berkshire Hathaway, Inc. DEL CL A    common    084670108     858,000         15  SH           sole                 15    0       0

Boddie-Noell Rest Ppty               common    096903109   1,139,638    147,050  SH           sole            147,050    0       0

BP Amoco PLC ADR                     common    055622104     974,635     18,303  SH           sole             18,303    0       0

Bristol Myers Squibb Co.             common    110122108     943,892     16,274  SH           sole             16,274    0       0

Broadcom Corp Cl A                   common    111B20107     514,895      2,120  SH           sole              2,120    0       0

CCB Financial Corp                   common    124875105   4,232,911     95,659  SH           sole             95,659    0       0

Cablevision System Corp              common    12686C109     428,288      7,050  SH           sole              7,050    0       0

Cable Design Technologies Corp       common    126924109     399,824     11,781  SH           sole             11,781    0       0

Callon Petroleum                     common    13123X102     684,165     56,426  SH           sole             56,426    0       0

Capital Bk Raleigh NC                common    139808109     340,208     47,330  SH           sole             47,330    0       0

Capital One Financial Corp.          common    14040H105   5,618,275    117,200  SH           sole            117,200    0       0

Cardinal Health Inc.                 common    14149Y108   6,419,381    139,932  SH           sole            139,932    0       0

Cenit Bancorp, Inc.                  common    15131W109     465,569     45,700  SH           sole             45,700    0       0

Charter Communications               common    16117M107     365,725     25,525  SH           sole             25,525    0       0

Cincinnati Financial Corp            common    172062101     898,937     23,892  SH           sole             23,892    0       0

Cisco Systems Inc.                   common    17275R102  14,730,196    190,528  SH           sole            190,528    0       0

Citigroup Inc.                       common    172967101   4,307,587     71,943  SH           sole             71,943    0       0

Clayton Homes                        common    184190106   1,982,303    195,783  SH           sole            195,783    0       0

Coca Cola Company                    common    191216100   4,185,886     89,180  SH           sole             89,180    0       0

Coddle Creek Financial Inc.          common    191891100   1,619,888     53,550  SH           sole             53,550    0       0

Comcast Corp Cl A SPL                common    200300200     433,750     10,000  SH           sole             10,000    0       0

CommScope Inc                        common    203372107   6,159,817    134,825  SH           sole            134,825    0       0

Community Bancshares Inc. SC         common    20343F100   1,107,130     95,237  SH           sole             95,237    0       0

Corning Inc                          common    219350105   2,457,010     12,665  SH           sole             12,665    0       0

Cousins Properties Inc               common    222795106     368,130     10,000  SH           sole             10,000    0       0

Cree Inc.                            common    225447101   6,964,952     61,705  SH           sole             61,705    0       0

CT Communication Cl B                common    126426204     466,805      7,920  SH           sole              7,920    0       0

Cypress Semiconductor Corp.          common    232806109     460,600      9,400  SH           sole              9,400    0       0

Dallas Semiconductor Corp.           common    235204104     835,485     22,890  SH           sole             22,890    0       0

Dimon, Inc.                          common    254394109   6,689,021  2,810,513  SH           sole          2,810,513    0       0

Disney, Walt Company                 common    254687106   1,821,064     44,147  SH           sole             44,147    0       0

Duke Energy Corp.                    common    264399106   1,027,583     19,573  SH           sole             19,573    0       0

EMC Corp. MASS                       common    268648102   8,539,902     67,777  SH           sole             67,777    0       0

Emerson Electric                     common    291011104     215,264      3,968  SH           sole              3,968    0       0

Exxon Corporation                    common    302290101   2,380,404     30,518  SH           sole             30,518    0       0

First Union Corporation              common    337358105   3,071,821     82,465  SH           sole             82,465    0       0

Firstar Corp                         common    33763V109     412,884     18,000  SH           sole             18,000    0       0

Firstfed Financial Corp              common    337907109     425,325     32,100  SH           sole             32,100    0       0

General Electric                     common    369604103   6,458,432     41,235  SH           sole             41,235    0       0

Gillette Co.                         common    375766102   1,306,249     34,660  SH           sole             34,660    0       0

Great Lakes Chem. Corp.              common    390568103   5,038,460    148,190  SH           sole            148,190    0       0

Guidant Corporation                  common    401698105  18,332,556    311,381  SH           sole            311,381    0       0

Harley Davidson                      common    412822108     254,209      3,180  SH           sole              3,180    0       0

Hewlett Packard                      common    428236103  15,547,991    117,288  SH           sole            117,288    0       0

Highwood Properties Inc REIT         common    431284108     356,963     16,700  SH           sole             16,700    0       0

Home Depot, Inc.                     common    437076102     819,473     12,705  SH           sole             12,705    0       0

Hubbell Inc. Class B                 common    443510201     717,663     26,216  SH           sole             26,216    0       0

Intel Corp                           common    458140100  18,897,408    143,230  SH           sole            143,230    0       0

Interim Services, Inc.               common    45868P100     215,511     11,610  SH           sole             11,610    0       0

International Business Machines      common    459200101   1,319,197     11,156  SH           sole             11,156    0       0

IRT Properties Company               common    450058102     661,248     82,656  SH           sole             82,656    0       0

JDS Uniphase Corporation             common    46612J101     251,976      2,090  SH           sole              2,090    0       0

Jefferson Pilot Corp                 common    475070108     861,452     12,942  SH           sole             12,942    0       0

Johnson & Johnson                    common    478160104     399,231      5,683  SH           sole              5,683    0       0

Kaufman & Broad Home Corp            common    486168107     503,793     23,500  SH           sole             23,500    0       0

Koninklijke Philips Electronics NV   common    718337540  15,323,732     89,449  SH           sole             89,449    0       0

KS Bancorp                           common    48266R108     829,291     62,588  SH           sole             62,588    0       0

Kroger Company                       common    501044101     351,240     20,000  SH           sole             20,000    0       0

Latin American Discovery Fund        common    51828C106   1,094,524     95,176  SH           sole             95,176    0       0

Leggett & Platt, Inc.                common    524660107   2,920,564    144,654  SH           sole            144,654    0       0

Lilly, Eli & Co.                     common    532457108     244,238      3,900  SH           sole              3,900    0       0

Lowes Companies Inc.                 common    548661107   2,137,459     36,616  SH           sole             36,616    0       0

Lucent Technologies Inc.             common    549463107     343,232      5,536  SH           sole              5,536    0       0

MCI Worldcom, Inc.                   common    55268B106   7,497,769    165,468  SH           sole            165,468    0       0

Martin Marietta Materials            common    573284106   6,017,538    126,685  SH           sole            126,685    0       0

McDonalds Corporation                common    580135101   1,347,593     36,056  SH           sole             36,056    0       0

MediaOne Group, Inc.                 common    58440J104  11,273,175    139,175  SH           sole            139,175    0       0

Medtronics, Inc.                     common    585055106     471,698      8,995  SH           sole              8,995    0       0

Mellon Financial Corp                common    58551A108     816,578     27,448  SH           sole             27,448    0       0

Merck & Co.                          common    589331107  11,678,195    187,979  SH           sole            187,979    0       0

Methode Electronics, Inc. Class A    common    591520200     909,000     18,000  SH           sole             18,000    0       0

Microsoft Corporation                common    594918104  30,877,100    290,608  SH           sole            290,608    0       0

Midwest Express                      common    597911106     333,125     13,000  SH           sole             13,000    0       0

Minnesota Mining & Mfg.              common    604059105   7,253,712     81,905  SH           sole             81,905    0       0

Morgan, JP & Co.                     common    616880100     304,343      2,310  SH           sole              2,310    0       0

New York Times Cl A                  common    650111107     517,225     12,046  SH           sole             12,046    0       0

Newell Rubbermaid, Inc.              common    651229106     356,067     14,350  SH           sole             14,350    0       0

Newsedge Corp                        common    65249Q106      85,854     20,500  SH           sole             20,500    0       0

Nokia Corp.                          common    654902204   3,120,210     14,055  SH           sole             14,055    0       0

Pacific Century Cyberworks Ltd       common    Y6801N100     233,700    100,000  SH           sole            100,000    0       0

Paradyne Corp.                       common    69911G107     310,000     10,000  SH           sole             10,000    0       0

Peoples Bancorp NC                   common    710577107     445,059     33,263  SH           sole             33,263    0       0

Pepsico, Inc.                        common    713448108  10,782,164    309,166  SH           sole            309,166    0       0

Pfizer, Inc.                         common    717081103     472,570     12,925  SH           sole             12,925    0       0

Pharmanetics, Inc.                   common    71713J107   3,848,207    258,703  SH           sole            258,703    0       0

Philip Morris Cos. Inc.              common    718154107     499,476     23,927  SH           sole             23,927    0       0

Pitney Bowes, Inc.                   common    724479100     285,952      6,400  SH           sole              6,400    0       0

Post PPTYS, Inc.                     common    737464107     471,656     11,700  SH           sole             11,700    0       0

Proctor & Gamble                     common    742718109     803,467     14,158  SH           sole             14,158    0       0

PSINET, Inc                          common    74437C101     346,959     10,200  SH           sole             10,200    0       0

Quitman Bancorp                      common    748803103     108,000     13,500  SH           sole             13,500    0       0

Raven Ind.                           common    754212108     111,250     10,000  SH           sole             10,000    0       0

RF Micro Devices, Inc.               common    749941100   6,933,750     51,600  SH           sole             51,600    0       0

Safeguard Scientifics Inc            common    786449108   1,342,740     19,460  SH           sole             19,460    0       0

Sara Lee Corporation                 common    803111103     660,780     36,710  SH           sole             36,710    0       0

Scana Corp                           common    80589M102     268,812     10,944  SH           sole             10,944    0       0

Schering-Plough Corp                 common    806605101     665,136     17,856  SH           sole             17,856    0       0

Scottish Bk Charlotte, NC            common    81013N104     200,000     12,500  SH           sole             12,500    0       0

Sealed Air Corp. New                 common   812211K100     477,950      8,800  SH           sole              8,800    0       0

Security Bancorp Inc TN              common    81377P109     342,000     22,800  SH           sole             22,800    0       0

ServiceMaster Co.                    common    81760N109   5,256,326    467,229  SH           sole            467,229    0       0

SGV Bancorp Inc                      common    78422T102     631,819     27,175  SH           sole             27,175    0       0

Sonoco Products                      common    835495102   3,282,307    142,709  SH           sole            142,709    0       0

Southcoast Community Bank            common    840903108     459,263     49,650  SH           sole             49,650    0       0

Southcoast Financial Corp            common    84129R100     170,500     22,000  SH           sole             22,000    0       0

Southern Financial Bancorp           common    842870107   1,635,024    115,244  SH           sole            115,244    0       0

Sprint Corp                          common    852061100   1,386,250     21,917  SH           sole             21,917    0       0

Steelcase Inc.                       common    858155203     300,000     25,000  SH           sole             25,000    0       0

Suiza Foods Corporation              common    865077101   1,006,250     25,000  SH           sole             25,000    0       0

Sun Microsystems, Inc.               common    866810104   1,321,682     14,105  SH           sole             14,105    0       0

Suntrust Banks, Inc.                 common    867914103     259,933      4,501  SH           sole              4,501    0       0

Sysco Corporation                    common    871829107  10,739,204    297,279  SH           sole            297,279    0       0

TCF Financial Corp                   common    872275102     351,289     14,752  SH           sole             14,752    0       0

Terra Industries                     common    880915103      25,266     10,926  SH           sole             10,926    0       0

Tri Continental Corp                 common    895436103     292,154     11,457  SH           sole             11,457    0       0

Triad Guaranty Inc.                  common    895925105  15,603,798    768,187  SH           sole            768,187    0       0

Tribune Co                           common    896047107  10,762,757    294,366  SH           sole            294,366    0       0

Tyco International Ltd               common    902124106   1,029,066     20,530  SH           sole             20,530    0       0

Unifirst Corporation - Mass          common    904708104     419,625     37,300  SH           sole             37,300    0       0

US Airways Group, Inc.               common    911905107   3,116,919    112,069  SH           sole            112,069    0       0

US Bancorp Del                       common    911596104     754,688     34,500  SH           sole             34,500    0       0

Vaughn Bassett Furniture Co          common    92238J109     242,004      5,628  SH           sole              5,628    0       0

VF Corporation                       common    918204108   2,486,980    103,355  SH           sole            103,355    0       0

Wachovia Corporation                 common    929771103   2,341,243     34,653  SH           sole             34,653    0       0

Wallace Computer Service             common    932270101   2,078,598    175,966  SH           sole            175,966    0       0

Wal-Mart Stores                      common    931142103     873,773     15,465  SH           sole             15,465    0       0

Warner-Lambert Co. - W/I             common    934488107   1,748,509     17,899  SH           sole             17,899    0       0

Wellington Hall Ltd.                 common    949535207         875     12,500  SH           sole             12,500    0       0

Williams Companies                   common    969457100     219,650      5,000  SH           sole              5,000    0       0
